Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition [Abstract]
Schedule of Fair Value of the Assets and Liabilities

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

Amount
Cash	3,196
Accounts receivable, net	44,822
Prepaid expenses and other current assets	244,421
Property and equipment, net	215,198
Goodwill	7,982,271
Total assets	8,489,908

Current liabilities	(689,908)
Total liabilities	(689,908)
49% equity value with non-controlling interests	(3,822,000)
Total consideration	3,978,000

Schedule of Pro Forma Financial Information	The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:
	For the Year Ended December 31,
	2025	2024	2023
Pro forma revenue	$3,370,789	$1,940,436	$13,969
Pro forma loss	$(12,644,383)	$(8,658,758)	$(6,532,735)